AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON
                                DECEMBER 31, 2009

                                                SECURITIES ACT FILE NO. 33-65690
                                       INVESTMENT COMPANY ACT FILE NO. 811-07850

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                        (Check appropriate box or boxes)

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

                        Post-effective Amendment No. 30                      [X]

                                       AND

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                                Amendment No. 31                             [X]

                            ALLEGIANT ADVANTAGE FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406
                    (Address of Principal Executive Offices)

                                 1-800-364-4890
                         (Registrant's Telephone Number)

                             Audrey C. Talley, Esq.
                           Drinker Biddle & Reath LLP
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                                  Kathleen Barr
                            PNC Capital Advisors, LLC
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

It is proposed that this filing will become effective (check applicable box):

           [X] immediately upon filing pursuant to paragraph (b)
           [ ] on (date) pursuant to paragraph (b)
           [ ] 60 days after filing pursuant to paragraph (a)(1)
           [ ] on (date) pursuant to paragraph (a)(1)
           [ ] 75 days after filing pursuant to paragraph (a)(2)
           [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

           [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



The Registrant, a Delaware statutory trust, is the successor issuer to Allegiant Advantage Fund, a Massachusetts business trust (the "Predecessor Registrant"). By filing this Post-Effective Amendment to the currently effective Registration Statement on Form N-1A of the Predecessor Registrant (File No. 33-65690), the Registrant expressly adopts the Registration Statement of the Predecessor Registrant as its own Registration Statement for all purposes of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, effective on December 31, 2009 immediately following the closing of a reorganization transaction between the Predecessor Registrant and the Registrant. In connection with this, we hereby incorporate by reference the information contained in Parts A and B of Post-Effective Amendment No. 29 under the Securities Act of 1933, as amended, and Amendment No. 30 under the Investment Company Act of 1940, as amended (Registrant's Prospectus and Statement of Additional Information, as supplemented), as filed with the Commission on September 28, 2009.

                            ALLEGIANT ADVANTAGE FUNDS

                                     PART C

                                OTHER INFORMATION


ITEM 23.    EXHIBITS


     (a) Agreement and Declaration of Trust dated August 25, 2009 is filed herewith.


     (b)      Bylaws of Registrant are filed herewith.

     (c) See Article III and Article V of Registrant's Agreement and Declaration of Trust, which is filed herewith as Exhibit (a).

     (d) (1) Interim Advisory Agreement between PNC Capital Advisors, LLC and the Registrant on behalf of the Institutional Money Market Fund dated September 30, 2009 is filed herewith.

          (2) Advisory Agreement dated September 30, 2009 between PNC Capital Advisors, LLC and the Registrant on behalf of the Institutional Government Money Market and Institutional Treasury Money Market Funds is filed herewith.

          (3) Form of Advisory Agreement dated December 31, 2009 between PNC Capital Advisors, LLC and the Registrant on behalf of the Institutional Money Market Fund is filed herewith.

     (e)  (1) Underwriting Agreement dated August 25, 2004 between
              Registrant and Professional Funds Distributor, LLC is incorporated herein by reference to Exhibit (e) of Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on October 25, 2004 ("PEA No. 18").

          (2) Amendment dated April 1, 2008 to the Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 29, 2008 ("PEA No. 27").

          (3) Form of Amended Exhibit A dated September 30, 2009 to the Underwriting Agreement dated August 25, 2004 between Registrant and Professional Funds Distributor, LLC is incorporated by reference to Exhibit (e)(3) of Post-Effective Amendment No. 29 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 28, 2009 ("PEA No. 29").

          (4) Marketing Support Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, PFPC Distributors, Inc., Allegiant Asset Management Company (currently known as PNC Capital Advisors,
              LLC) and PNC Global Investment Servicing (U.S.) Inc. ("PNC Global Investment Servicing") (formerly PFPC Inc.) is incorporated herein by reference to Exhibit (e)(4) of Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on July 15, 2009 ("PEA
              No. 28").

     (f)      Not Applicable.

     (g) (1) Custodian Services Agreement dated October 19, 2004 between Registrant and PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, incorporated by reference to Exhibit (g) to PEA No. 27.

          (2) Amendment dated June 2, 2009 to Custodian Services Agreement dated October 19, 2004 is filed herewith.

     (h) (1) Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated June 10, 2006, is incorporated herein by reference to Exhibit (h)(1) of Post-Effective Amendment No. 23 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 28, 2006 ("PEA No. 23").

          (2) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing (U.S.) Inc. dated July 5, 2006 is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (Nos. 33-65690/811-07850) as filed with the SEC on September 28, 2007 ("PEA No. 24").

          (3) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated March 1, 2009 is incorporated herein by reference to Exhibit (h)(3) to PEA No. 28.

          (4) Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated April 30, 2009 is incorporated herein by reference to Exhibit (h)(4) to PEA No. 28.

          (5) Red Flag Services Amendment to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated May 1, 2009 is incorporated herein by reference to Exhibit
              (h)(5) to PEA No. 28.

          (6) Amended Exhibit A dated September 30, 2009 to the Transfer Agency Services Agreement between Registrant and PNC Global Investment Servicing dated June 10, 2006 is incorporated herein by reference to Exhibit (h)(6) to PEA No. 29.

          (7) Co-Administration and Accounting Services Agreement dated January 1, 2009 among Registrant, Allegiant Funds, Allegiant Asset Management Company (currently known as PNC Capital Advisors, LLC) and PNC Global Investment Servicing is incorporated herein by reference to Exhibit (h)(9) to PEA No. 28.

          (8) Shareholder Services Plan adopted by the Board of Trustees on July 24, 2009 related to Advisor Shares and Service Shares is filed herewith.

     (i) (1) Opinion of Drinker Biddle & Reath LLP with respect to validity of shares is filed herewith.

          (2) Tax Opinion of Drinker Biddle & Reath LLP in connection with Redomestication of Registrant is filed herewith.

     (j) Consent of Drinker Biddle & Reath LLP is incorporated herein by reference to Exhibit (j)(1) to PEA No. 29.

     (k)      Not Applicable.

     (l) (1) Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Money Market Fund, is incorporated herein by reference to Exhibit (l) of PEA No. 18.

          (2) Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund is filed herewith.

          (3) Purchase Agreement between Registrant and Purchaser dated August 25, 2009 is filed herewith.

     (m)      Not applicable.

     (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System is incorporated herein by reference to Exhibit (n)(2) of PEA No. 29.

     (p) Code of Ethics of PNC Capital Advisors, LLC, Allegiant Funds and Allegiant Advantage Fund dated and effective October 8, 2009 is filed herewith.


ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registrant is controlled by its Board of Trustees, all of the members of which also serve as members of the Board of Trustees of Allegiant Funds.

ITEM 25.    INDEMNIFICATION

                  Article VII of the Registrant's Agreement and Declaration of Trust, a Delaware statutory trust, provides for indemnification of the Trustees, officers and agents of the Trust, subject to certain limitations. The Agreement and Declaration of Trust is filed herewith as Exhibit (a).

                  The Advisory Agreements provide that the investment adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by a Fund, except a loss resulting from a breach of its fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the investment adviser or from reckless disregard by the investment adviser of its obligations or duties under the Advisory Agreements. The Advisory Agreements are filed herewith as Exhibits (d)(2) and (d)(3).

                  Indemnification of Registrant's principal underwriter, custodian, administrators and transfer agent is provided for in Section 10 of the Underwriting Agreement incorporated by reference as Exhibit (e)(1) hereto, Section 12 of the
                  Custodian Services Agreement incorporated by reference as Exhibit (g)(1) hereto, Section 13 of the Co-Administration and Accounting Services Agreement incorporated by reference as Exhibit (h)(7) hereto, and Section 12 of the Transfer Agency Services Agreement incorporated by reference as Exhibit (h)(1) hereto, respectively.

                  Registrant has obtained from a major insurance carrier a Trustee's and Officer's liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its Trustees, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his or her willful misfeasance, bad faith or gross negligence in the performance of his or her duties, or by reason of his or her reckless disregard of the duties involved in the conduct of his or her office or under his or her agreement with Registrant.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

                  (a)  Investment  Adviser:  PNC  Capital  Advisors,   LLC  (the
                  "Adviser") effective September 30, 2009.

                  The Adviser is a newly formed entity which resulted from the merger of Allegiant Asset Management Company, previously known as National City Investment Management Company ("Allegiant") and PNC Capital Advisors, Inc. The Adviser performs investment advisory services for Registrant and certain other investment advisory customers.

                  Prior to September 30, 2009, Allegiant served as investment adviser to the Institutional Money Market Fund. Effective January 1, 2009, Allegiant became an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. ("PNC"). Prior to such date, Allegiant was an indirect wholly owned subsidiary of National City Corporation (the "Corporation").

                  To the knowledge of the Registrant, none of the directors or officers of the Adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for PNC, the parent company of the Adviser. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of the Adviser who are engaged in any other business, profession, vocation or employment of a substantial nature.

                            PNC CAPITAL ADVISORS, LLC


                           Position with
                           PNC Capital Advisors,     Other Business             Type of
Name                       LLC                       Connections                Business
----                       ---                       -----------                --------
Kevin A. McCreadie         Director, President and   Director, President and    Bank
                           Chief Executive Officer   Chief Executive Officer,
                                                     PNC Capital and
                                                     Executive Vice
                                                     President, PNC Bank

                                                     President, PNC Funds,      Registered Series
                                                     Inc.                       Investment Trust

                                                     President, PNC             Registered Funds of Hedge
                                                     Alternative Investment     Funds Complex
                                                     Funds


Robert Q. Reilly           Director                  Executive Vice             Bank
                                                     President, PNC Bank

Bryan K. Garlock           Director                  Executive Vice President   Bank
                                                     and Chief Financial
                                                     Officer, PNC Bank

Jennifer A. LaClair        Director                  Chief Financial Officer,   Bank
                                                     Asset Management Group
                                                     division of PNC Bank

Stephen M. Wynne           Director                  Chief Executive Officer,   Fund Administration
                                                     PNC Global Investment
                                                     Servicing (U.S.) Inc.



ITEM 27. Principal Underwriter

          (a) Professional Funds Distributor, LLC (the "Distributor") acts as principal underwriter for the following investment companies as of November 30, 2009:

                           Allegiant Funds
                           Allegiant Advantage Funds
                           EIP Growth & Income Fund
                           The Roxbury Funds
                           WT Investment Trust

         Professional Funds Distributor, LLC is registered with the Securities and Exchange Commission as a broker-dealer and is a member of The Financial Industry Regulatory Authority. Professional Funds Distributor, LLC is located at 760 Moore Road, King of Prussia, Pennsylvania 19406.

          (b) The following is a list of the executive officers, directors, and partners of Professional Funds Distributor, LLC:


                  Philip H. Rinnander       -        President & Owner
                  Barbara A. Rice           -        Vice President
                  Jennifer DiValerio        -        Vice President
                  Nancy L. Tindall          -        Vice President


          (c) Not applicable.

ITEM 28.    LOCATION OF ACCOUNTS AND RECORDS

          (1) PNC Capital Advisors, LLC, 200 Public Square, 5th Floor, Cleveland, Ohio 44114 (records relating to its functions as investment adviser and co-administrator for the Registrant).

          (2) PFPC Trust Company, which will be renamed PNC Trust Company effective June 7, 2010, 301 Bellevue Parkway, Wilmington, DE 19809 (records relating to its functions as custodian for the Registrant).

          (3) PNC Global Investment Servicing (U.S.) Inc., 760 Moore Road, King of Prussia, PA 19406 (Registrant's Agreement and Declaration of Trust, Code of Regulations, Minute Books and records relating to its functions as co-administrator and transfer agent for the Registrant).

          (4) Professional Funds Distributor, LLC, 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor for the Registrant).


ITEM 29.    MANAGEMENT SERVICES

                  Not Applicable.

ITEM 30.    UNDERTAKINGS

                  None.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Indianapolis, State of Indiana, on the 31st day of December, 2009.

                                    ALLEGIANT ADVANTAGE FUNDS
                                    Registrant

                                    /s/ John F. Durkott
                                    -------------------
                                    John F. Durkott
                                    President and Chief Executive Officer

            Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 30 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                   Title                               Date

*Robert D. Neary                            Trustee and Chairman                 December 31, 2009
------------------                          of the Board
 Robert D. Neary

/s/ John Kernan                             Treasurer                            December 31, 2009
------------------
John Kernan

*Dorothy A. Berry                           Trustee                              December 31, 2009
------------------
Dorothy A. Berry

*Kelley J. Brennan                          Trustee                              December 31, 2009
------------------
Kelley J. Brennan

*John F. Durkott                            Trustee                              December 31, 2009
------------------
John F. Durkott

*Richard W. Furst                           Trustee                              December 31, 2009
------------------
 Richard W. Furst

*Gerald L. Gherlein                         Trustee                              December 31, 2009
-------------------
Gerald L. Gherlein

*Dale C. LaPorte                            Trustee                              December 31, 2009
------------------
Dale C. LaPorte

*Kathleen Cupper Obert                      Trustee                              December 31, 2009
----------------------
Kathleen Cupper Obert

/s/ John F. Durkott                         President and Chief                  December 31, 2009
-------------------                         Executive Officer
John F. Durkott


*By:   /s/ Jennifer E. Spratley
       ------------------------
       Jennifer E. Spratley
       Attorney-in-Fact

                            CERTIFICATE OF SECRETARY


            The following resolution was duly adopted by the Board of Trustees of Allegiant Advantage Funds on November 17, 2009 and remains in effect on the date hereof:

            FURTHER RESOLVED, that the Trustees and officers of the Delaware Trusts required to execute any amendments to each of Allegiant's and Advantage's Registration Statement be, and hereby are, authorized to execute a power of attorney appointing Jennifer E. Spratley and Audrey C. Talley, and either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, any and all amendments to said Registration Statements, and all instruments necessary or incidental in connection therewith, and to file the same with the SEC; and either of said attorneys shall have the power to act thereunder with or without the other of said attorneys and shall have full power of substitution and re-substitution; and to do in the name and on behalf of said officers, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each or any of said officers might or could do in person.

                                                     ALLEGIANT ADVANTAGE FUNDS


                                                     By: /s/ Audrey C. Talley
                                                         --------------------
                                                             Audrey C. Talley
                                                             Secretary

Dated:   December 31, 2009

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Robert D. Neary, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED: November 17, 2009


/s/ Robert D. Neary
-------------------
Robert D. Neary

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, John F. Durkott, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ John F. Durkott
-------------------
John F. Durkott

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Richard W. Furst, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Richard W. Furst
--------------------
Richard W. Furst

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Dorothy A. Berry, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Dorothy A. Berry
--------------------
Dorothy A. Berry

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Kelley J. Brennan, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Kelley J. Brennan
---------------------
Kelley J. Brennan

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Gerald L. Gherlein, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Gerald L. Gherlein
----------------------
Gerald L. Gherlein

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Kathleen Cupper Obert, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, her true and lawful attorneys, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as she might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Kathleen Cupper Obert
-------------------------
Kathleen Cupper Obert

                            ALLEGIANT ADVANTAGE FUNDS



                                POWER OF ATTORNEY


            Know All Men by These Presents, that the undersigned, Dale C. LaPorte, hereby constitutes and appoints Jennifer E. Spratley and Audrey C. Talley, his true and lawful attorneys, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of Allegiant Advantage Funds, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as he might or could do in person, said acts of either of said attorneys being hereby ratified and approved.




DATED:  November 17, 2009


/s/ Dale C. LaPorte
-------------------
Dale C. LaPorte

EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION

(a)               Agreement and Declaration of Trust

(b)               Bylaws

(d)(1) Interim Advisory Agreement between Registrant and PNC Capital Advisors, LLC dated September 30, 2009

(d)(2)            Advisory Agreement dated September 30, 2009 with PNC
                  Capital Advisors, LLC

(d)(3) Form of Advisory Agreement dated December 31, 2009 with PNC Capital Advisors, LLC

(g)(2) Amendment dated June 2, 2009 to Custodian Services Agreement dated October 19, 2004

(h)(8) Shareholder Services Plan adopted by the Board of Trustees on July 24, 2009 related to Advisor and Service Shares

(i)(1) Opinion of Drinker Biddle & Reath LLP with respect to validity of shares

(i)(2) Tax Opinion of Drinker Biddle & Reath LLP in connection with Redomestication of Registrant

(l)(2) Purchase Agreement between Registrant and Professional Funds Distributor, LLC, with respect to the Institutional Government Money Market Fund and Institutional Treasury Money Market Fund

(l)(3)            Purchase Agreement between Registrant and Purchaser dated
                  August 25, 2009

(p)               Code of Ethics of PNC Capital Advisors, LLC,
                  Allegiant Funds and Allegiant Advantage Fund dated and effective October 8, 2009